Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized		$ 500	$ 100
Property and equipment, gross	$ 4,840,240	4,736,920
Less accumulated depreciation	2,300,454	2,131,751
Property and equipment, net	2,539,786	2,605,169
Depreciation expense	199,300	179,600	$ 179,900
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	294,533	251,316
Building and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,935,539	2,915,664
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,311,704	1,243,724
Riverboats and Barges
Property, Plant and Equipment [Line Items]
Property and equipment, gross	238,926	239,264
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	59,538	86,226
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 726